Finance income and costs (Tables)	12 Months Ended
Mar. 31, 2026
Analysis of income and expense [abstract]
Schedule of finance income and costs	Finance income and costs remeasurements include unrealised gains and losses on certain assets and liabilities treated at FVTPL. The effective interest income and interest expense and dividends on these items are included in finance income and finance costs before remeasurements respectively.

		2026	2025	2024
	Notes	£m	£m	£m
Finance income
Net interest income on pensions and other post-retirement benefit obligations	25	114	98	100
Interest income on financial instruments:
Bank deposits and other financial assets		263	341	139
Dividends received on equities held at fair value through other comprehensive income (FVOCI)		—	1	1
Net gains on FVTPL financial assets		2	1	4
Other income		1	9	4
Finance income		380	450	248
Finance costs
Interest expense on financial liabilities held at amortised cost:
Bank loans and overdrafts		(115)	(110)	(140)
Other borrowings[1]		(1,591)	(1,553)	(1,424)
Interest on derivatives		(229)	(285)	(277)
Unwinding of discount on provisions and other payables		(123)	(130)	(102)
Other interest		(15)	(26)	(31)
Derivatives designated as hedges for hedge accounting²		(24)	4	13
Derivatives not designated as hedges for hedge accounting²		(32)	(1)	(2)
Less: interest capitalised³		424	294	251
Finance costs[4]		(1,705)	(1,807)	(1,712)
Net finance costs from continuing operations		(1,325)	(1,357)	(1,464)
1.Includes interest expense on lease liabilities (see note 13 for details).
2.Includes a net foreign exchange loss on borrowing and investment activities of £711 million (2025: £241 million gain; 2024: £271 million gain) offset by foreign exchange gains and losses on financing derivatives measured at fair value and the impacts of hedge accounting.
3.Interest on funding attributable to assets in the course of construction in the current year was capitalised at a rate of 4.4% (2025: 4.3%; 2024: 4.7%). In the UK, capitalised interest qualifies for a current year tax deduction with tax relief claimed of £65 million (2025: £39 million;
2024: £39 million). In the US, capitalised interest is added to the cost of property, plant and equipment, and qualifies for tax depreciation allowances.
4.Finance costs include principal accretion on inflation-linked liabilities of £168 million (2025: £152 million; 2024: £208 million).